Label	Element	Value
Class I | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.00%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.30%
Class I | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.60%
Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.80%
Class I | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.80%
Class I | Eli Lilly & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Class I | Visa, Inc. Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Class I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Class I | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	28.80%
Class I | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.60%
Class I | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.30%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.00%
Class I | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.30%
Class I | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.80%
Class I | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.20%
Class I | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Class I | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.00%
Class I | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Class I | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%